Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) (Parentheticals)	6 Months Ended
Dec. 31, 2019 shares
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) (Parentheticals) [Line Items]
Sale of Units, net of underwriting discount and offering expenses	13,001,552
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) (Parentheticals) [Line Items]
Sale of Units, net of underwriting discount and offering expenses	13,001,552
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) (Parentheticals) [Line Items]
Sale of Units, net of underwriting discount and offering expenses	13,001,552